Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Leases
7. Leases
The following table sets forth supplemental condensed consolidated balance sheets information related to leases:

(in thousands)	Classification	June 30, 2026	December 31, 2025

Assets:
Operating lease assets	Right-of-use assets	$45,834	$48,739

Total lease assets		$45,834	$48,739

Liabilities:
Current:
Operating	Other current liabilities	$6,718	$10,470
Noncurrent:
Operating	Noncurrent lease liabilities	40,469	39,922

Total lease liabilities		$47,187	$50,392

For the three and six months ended June 30, 2026, we recognized operating lease cost of $2.7 million and $5.5 million, respectively, and $2.7 million and $5.5 million for the three and six months ended June 30, 2025, respectively, in our condensed consolidated statements of income.

HMH Holding BV And Subsidiaries [Member]
Lessee, Lease, Description [Line Items]
Leases
9. Leases
The Company has mostly property leases on a number of locations worldwide. The leases typically run for a period of two to ten years and some of the leases have extension options. The Company also has an immaterial amount of lease agreements related to cars, machinery, information technology equipment and office equipment. These leases have an average lease period of two to three years, generally with no renewal options included.
The lease agreements do not impose any covenants or restrictions.
The following table sets forth supplemental consolidated balance sheet information related to leases as of December 31, 2025 and 2024:

	Classification	2025	2024

Assets
Operating lease assets	Right-of-use assets	$48,739	$34,673

Total lease assets		$48,739	$34,673

Liabilities
Current
Operating	Other current liabilities	$10,470	$8,114
Noncurrent
Operating	Noncurrent lease liabilities	39,922	27,052

Total lease liabilities		$50,392	$35,166

In 2025, the Company executed a 10-year extension for the Kristiansand lease and recognized a $9.5 million right-of-use asset and a corresponding $9.5 million lease liability.
The following table sets forth a summary of the components of lease expenses for the years ended December 31, 2025 and 2024:

Lease cost	Classification	2025	2024
Operating lease cost	Selling, general and administrative expenses	$11,261	$9,708
Sublease income	Service revenue	—	544

Net lease cost		$11,261	$9,164

The following table sets forth the maturities of operating lease liabilities as of December 31, 2025:

Operating lease
2026	$11,045
2027	9,594
2028	7,952
2029	5,428
2030	4,539
Thereafter	40,930

Total lease payments	$79,488

Less: present value discount	(29,096)

Present value of lease liabilities	$50,392

The following table sets forth the weighted-average remaining term and weighted average discount rates related to leases as of December 31, 2025 and 2024:

	2025	2024
Weighted-average remaining lease term (years)	13.69	6.65
Weighted-average discount rate	7%	6%